Inventories - Schedule of Breakdown of Provision for Obsolescence (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Apr. 02, 2023
Inventories [Abstract]
Raw material shrink reserves	$ 0.1	$ 0.2
Finished goods shrink reserves	0.9	0.4
Raw material obsolete inventory reserves	22.1	20.5
Finished goods obsolete inventory reserves	37.7	22.1
Provision for obsolescence	$ 60.8	$ 43.2